Commitments and Contingencies - Additional Information (Detail) $ / shares in Units, $ in Thousands, ¥ in Millions		1 Months Ended					12 Months Ended
	Oct. 31, 2025 CNY (¥)	Oct. 31, 2025 CNY (¥)	Aug. 31, 2025 CNY (¥)	Apr. 30, 2022 USD ($)	Mar. 31, 2021 USD ($)	Oct. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Apr. 05, 2023 $ / shares
Loss Contingencies [Line Items]
Net exposure under guarantees							$ 2,100
Late Payment Interest | ¥	¥ 3.4
Cash and cash equivalents							43,503	$ 26,861
Net cash used in operating activities							$ (23,914)	$ (114,885)	$ (32,297)
Subsequent Event
Loss Contingencies [Line Items]
Loss contingency accrual										$ 9,000
Private Placement [Member]
Loss Contingencies [Line Items]
Shares issued, price per share | $ / shares												$ 1.75
Greater Sail Ltd [Member]
Loss Contingencies [Line Items]
Loss contingency claim amount					$ 146,900
Greater Sail Ltd [Member] | Private Placement [Member]
Loss Contingencies [Line Items]
Stock issued during period, shares, new issues | shares						16,051,219
Stock issued during period, value, new issues						$ 146,900
West Ridge Investment Company Limited [Member]
Loss Contingencies [Line Items]
Loss contingency claim amount				$ 23,800		$ 23,800
West Ridge Investment Company Limited [Member] | Private Placement [Member]
Loss Contingencies [Line Items]
Stock issued during period, shares, new issues | shares						2,603,366
Shares issued, price per share | $ / shares						$ 0.01
Stock issued during period, value, new issues						$ 23,800
Longxi Staged Mortgage Guarantees [Member] | Subsequent Event
Loss Contingencies [Line Items]
Principal and accrued interest related to mortgage guarantees										$ 600
Principal related to mortgage guarantees | ¥											¥ 1.8
Accrued interest related to mortgage guarantees | ¥											¥ 2.4
Dongguan Kaisa Property Management Company Limited [Member]
Loss Contingencies [Line Items]
Loss contingency claim amount | ¥			¥ 0.2
Dongguan Kaisa Property Management Company Limited [Member] | Residential Real Estate [Member]
Loss Contingencies [Line Items]
Loss contingency claim amount | ¥		¥ 1.1
Dongguan Kaisa Property Management Company Limited [Member] | Commercial Real Estate [Member]
Loss Contingencies [Line Items]
Loss contingency claim amount | ¥		¥ 2.2